Shareholders' Equity (Details) - Schedule of stock option transactions - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Stock Option Transactions Abstract
Number of Outstanding, beginning of year	3,531,064	3,433,000	3,433,000
Weighted Average Exercise Price, Outstanding beginning of year	$ 2.25	$ 0.48	$ 0.61
Number of Granted		98,064	3,433,000
Weighted Average Exercise Price, Granted		$ 64.28	$ 0.48
Number of Cancelled			(3,433,000)
Weighted Average Exercise Price, Cancelled			$ (0.61)
Number of Outstanding, ending of year		3,531,064	3,433,000
Weighted Average Exercise Price, Outstanding ending of year	$ 2.25	$ 2.25	$ 0.48
Number of Vested and exercisable	3,501,967	3,493,297	3,433,000
Weighted Average Exercise Price, Vested and exercisable	$ 1.38	$ 1.17	$ 0.48